CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT	12 Months Ended
Dec. 31, 2024
Cash, cash equivalents and other investments [Abstract]
CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT	CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS – NON CURRENT AND CURRENT

	As of December 31,
	2024	2023

(i) Other investments
Investments in debt instruments and other	22,823	210,774
Other investments	156	156

Other investments, net – Non-current	22,979	210,930

	As of December 31,
	2024	2023

(i) Other investments
Other deposits with maturity of more than three months	2,160,051	1,975,646

Other investments - Current	2,160,051	1,975,646

(ii) Cash and cash equivalents
Cash and banks	456,385	492,684
Restricted cash	2,746	3,129
Short-term bank deposits	413,965	478,778
Other deposits with maturity of less than three months	818,167	871,422

Cash and cash equivalents	1,691,263	1,846,013